MARKETABLE SECURITIES (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 09, 2017	Jul. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Marketable securities			$ 156,000	$ 286,000	$ 132,000
Grande Portage Resources Ltd. [Member]
Statement [Line Items]
Increase in equity instruments held, shares	760,464	1,182,331
Increase in equity instruments held	$ 1,000,000
Proportion of voting rights held in subsidiary	9.00%
Equity instruments held, shares			1,942,795	1,942,795
Marketable securities			$ 156,654	$ 286,502
Net change in fair value of marketable securities			$ 129,848
Herbert Gold property [Member]
Statement [Line Items]
Proportion of voting rights sold in subsidiary		35.00%